UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, PIN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     May 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                dba Phillips Financial Services

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $114,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCFIRST CORP                 COM              05945F103      576    13200 SH       SOLE                        0        0    13200
BP PLC                         SPONSORED ADR    055622104      225     3260 SH       SOLE                        0        0     3260
FLAHERTY & CRUMRINE PFD INC    COM              33848E106      204    17806 SH       SOLE                        0        0    17806
GENERAL ELECTRIC CO            COM              369604103      515    14807 SH       SOLE                        0        0    14807
ISHARES INC                    MSCI PAC J IDX   464286665      912     8690 SH       SOLE                        0        0     8690
ISHARES TR                     DJ SEL DIV INX   464287168     2677    42696 SH       SOLE                        0        0    42696
ISHARES TR                     GS CORP BD FD    464287242     1967    18677 SH       SOLE                        0        0    18677
ISHARES TR                     LEHMAN AGG BND   464287226     3447    34795 SH       SOLE                        0        0    34795
ISHARES TR                     MSCI EAFE IDX    464287465    14480   223042 SH       SOLE                        0        0   223042
ISHARES TR                     MSCI EMERG MKT   464287234      415     4191 SH       SOLE                        0        0     4191
ISHARES TR                     RUSSELL 1000     464287622     1248    17651 SH       SOLE                        0        0    17651
ISHARES TR                     RUSSELL MIDCAP   464287499      588     6210 SH       SOLE                        0        0     6210
ISHARES TR                     RUSSELL1000VAL   464287598      993    13586 SH       SOLE                        0        0    13586
ISHARES TR                     S&P 500 INDEX    464287200    11120    85589 SH       SOLE                        0        0    85589
ISHARES TR                     S&P 500 VALUE    464287408    13810   200847 SH       SOLE                        0        0   200847
ISHARES TR                     S&P EURO PLUS    464287861     1416    15932 SH       SOLE                        0        0    15932
ISHARES TR                     S&P GLB100INDX   464287572      784    11908 SH       SOLE                        0        0    11908
ISHARES TR                     S&P MC 400 GRW   464287606     1212    15060 SH       SOLE                        0        0    15060
ISHARES TR                     S&P MIDCAP 400   464287507    16283   205385 SH       SOLE                        0        0   205385
ISHARES TR                     S&P MIDCP VALU   464287705     1531    19969 SH       SOLE                        0        0    19969
ISHARES TR                     S&P SMLCAP 600   464287804     1150    17624 SH       SOLE                        0        0    17624
ISHARES TR                     S&P SMLCP VALU   464287879     8782   120595 SH       SOLE                        0        0   120595
ISHARES TR                     US TIPS BD FD    464287176      962     9558 SH       SOLE                        0        0     9558
JP MORGAN CHASE & CO           COM              46625H100     1689    40564 SH       SOLE                        0        0    40564
LINCOLN NATL CORP IND          COM              534187109     6053   110878 SH       SOLE                        0        0   110878
MANULIFE FINL CORP             COM              56501R106      324     5163 SH       SOLE                        0        0     5163
NATIONAL CITY CORP             COM              635405103      331     9473 SH       SOLE                        0        0     9473
NUVEEN MUNI BOND CL R          COM              67065Q400      266    29755 SH       SOLE                        0        0    29755
SPDR TR                        UNIT SER 1       78462F103     4142    31900 SH       SOLE                        0        0    31900
STREETTRACKS SER TR            DJ WLSH REIT     86330E604    11588   148950 SH       SOLE                        0        0   148950
TOWER FINANCIAL CORP           COM              891769101      250    14850 SH       SOLE                        0        0    14850
VANGUARD INDEX FDS             EXT MKT VIPERS   922908652      261     2634 SH       SOLE                        0        0     2634
VANGUARD INDEX FDS             LRG CAP VIPERS   922908637      262     4541 SH       SOLE                        0        0     4541
VANGUARD INDEX FDS             MID CAP VIPERS   922908629      469     6737 SH       SOLE                        0        0     6737
VANGUARD INDEX FDS             REIT VIPERS      922908553      263     3866 SH       SOLE                        0        0     3866
VANGUARD INDEX FDS             SM CP V VIPERS   922908611      256     3795 SH       SOLE                        0        0     3795
VANGUARD INDEX FDS             STK MRK VIPERS   922908769      885     6827 SH       SOLE                        0        0     6827
VANGUARD INDEX FDS             VALUE VIPERS     922908744     1011    16855 SH       SOLE                        0        0    16855
VANGUARD INTL EQUITY INDEX F   EURO VIPERS      922042874      334     5760 SH       SOLE                        0        0     5760
VANGUARD INTL EQUITY INDEX F   PACIFIC VIPERS   922042866      833    12898 SH       SOLE                        0        0    12898
WILLIAMS COS INC DEL           COM              969457100      357    16687 SH       SOLE                        0        0    16687